Note Other Assets- Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid taxes	$ 180,969	$ 198,120
Westernbank Assets Capital Gain Treatment
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid taxes	45,000	$ 45,000
UNITED STATES
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred tax asset valuation allowance	$ 589,000